Consolidated Balance Sheets Detail - Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Finite-Lived Intangible Assets [Line Items]
Document Fiscal Year Focus	2016
Document Period End Date	Feb. 29, 2016
Cost	$ 2,311	$ 3,018
Accumulated Amortization	1,098	1,643
Net Book Value	1,213	1,375
Intangible assets acquired during the period	477	481
Amortization Expenses related to Intangible Assets	492	510	$ 738
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	270
Finite-Lived Intangible Assets, Amortization Expense, Year Two	229
Finite-Lived Intangible Assets, Amortization Expense, Year Three	171
Finite-Lived Intangible Assets, Amortization Expense, Year Four	153
Finite-Lived Intangible Assets, Amortization Expense, Year Five	130
Acquired Technology
Finite-Lived Intangible Assets [Line Items]
Cost	677	451
Accumulated Amortization	367	315
Net Book Value	310	136
Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Cost	1,437	2,545
Accumulated Amortization	704	1,314
Net Book Value	733	1,231
Other Acquired Technology
Finite-Lived Intangible Assets [Line Items]
Cost	197	22
Accumulated Amortization	27	14
Net Book Value	$ 170	$ 8